Share Capital - Schedule of Option Transactions (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Schedule of Option Transactions [Abstract]
Number of option, Options granted to directors, officers and employees	330,000
Weighted average exercise price, Options granted to directors, officers and employees	$ 4.41
Number of option, Replacement options issued upon Adventus Acquisition	1,766,721
Weighted average exercise price, Replacement options issued upon Adventus Acquisition	$ 5.71
Number of option, Options exercised	(934,222)
Weighted average exercise price, Options exercised	$ 3.85
Number of option, Options cancelled/forfeited	(38,334)	(104,667)
Weighted average exercise price, Options cancelled/forfeited	$ 6.3	$ 5.83
Number of option, Option expired	(171,186)
Weighted average exercise price, Option expired	$ 9.17
Number of option, Balance	1,327,001	1,431,668
Weighted average exercise price, Balance	$ 6.02	$ 6.01
Number of option, Balance	2,279,980	1,327,001
Weighted average exercise price, Balance	$ 6.2	$ 6.02